Leases	12 Months Ended
Jun. 30, 2020
Disclosure of leases [Abstract]
Disclosure of leases [text block]
LEASES

ACCOUNTING POLICY

The leases accounting policy is applicable from 1 July 2019.

The group assesses the presence of a lease in a contract as at the commencement date of the agreement. Having determined that a contract contains a lease asset (and respective contractual cash obligations), Harmony recognises a right-of-use asset and lease liability. The group discloses expensed amounts for contracts assessed as variable leases, low value asset leases and short-term leases. The disclosed value of these expensed leases is either determined on a straight-line basis over the duration of the lease or on a systematic basis that fairly indicates the consumption of the lease contract. All expensed lease contracts are recognised in production costs, corporate, administration and other expenditure in the income statement.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the group uses its incremental borrowing rate. The group has applied the IFRS 16 portfolio approach in determining the discount rate for leases. As such a single discount rate has been used for contracts that share similar characteristics. The group has determined that a portfolio of contracts that are denominated in the same currency may use a single discount rate. This rate has been determined using various factors including in-country borrowings as well as other sources of finance. The nature of the right-of-use assets was also considered.

Lease payments included in the measurement of the lease liability comprise:

•	Fixed lease payments (including in-substance fixed payments), less any lease incentives;

•	Variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;

•	The amount expected to be payable by the lessee under residual value guarantees;

•	The exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and

•	Payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The non-current and current portions of the lease liability is included in other non-current liabilities and trade and other payables in the balance sheet respectively.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made. The group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

•
The lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;

•
The lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used).

•
A lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, any initial direct costs and restoration costs as described below. They are subsequently measured at cost less accumulated depreciation and impairment losses.

The lease term shall be determined as the non-cancellable period of a lease, together with:

•	Periods covered by an option to extend the lease if management is reasonably certain to make use of that option; and / or

•	Periods covered by an option to terminate the lease, if management is reasonably certain not to make use of that option.

Whenever the group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37 Provisions, Contingent Liabilities and Contingent Assets. The costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use assets are presented in the property, plant and equipment line in the balance sheet. The group applies its existing accounting policy on impairment of non-financial assets to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss accordingly.

28	LEASES continued

CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

Key judgements applied in determining the right-of-use assets and lease liability were:

•
Assessing whether an arrangement contains a lease: various factors are considered, including whether a service contract includes the implicit right to the majority of the economic benefit from assets used in providing the service;

•
Determining the lease term: management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee. The company applies the considerations for short-term leases where leases are modified to extend the period by 12 months or less on expiry and these modifications are assessed on a standalone basis; and

•
Determining the discount rate: in determining the incremental borrowing rates, management considers the term of the lease, the nature of the asset being leased, in country borrowings as well as other sources of finance.

The movement in the right-of-use assets is as follows:

SA Rand
Figures in million	2020

Balance at beginning of year	—
Impact of adopting IFRS 16 at 1 July 2019	81
Additions	106
Depreciation	(45)
Terminations	(8)
Translation	17

Balance at end of year	151

The non-current and current portions of the lease liability is included in other non-current liabilities and trade and other payables in the balance sheet respectively.

The movement in the lease liabilities is as follows:

SA Rand
Figures in million	2020

Balance at beginning of year	—
Impact of adopting IFRS 16 at 1 July 2019	81
Additions	93
Interest expense on lease liabilities	8
Lease payments made	(46)
Terminations	(8)
Translation	13

Balance at end of year	141

Current portion of lease liabilities	60
Non-current portion of lease liabilities	81

The maturity of the group's undiscounted lease payments is as follows:

SA Rand
Figures in million	2020

Less than and including one year	67
Between one and five years	86
Five years and more	—

Total	153
28 LEASES continued

Reconciliation between lease commitments at 30 June 2019 and IFRS 16 lease liability at 1 July 2019:

SA Rand
Figures in million	2020

Lease commitments at 30 June 2019[1]	38
Effect of options to extend the lease term	64
Discounting of lease liabilities	(21)

Impact of adopting IFRS 16 at 1 July 2019	81

[1]	The lease commitments represent solely payments under non-cancellable periods per the contracts and exclude any options to extend the lease term.

The weighted average incremental borrowing rate at the date of initial application is 9.82% for the South African operations and 5.84% for the South-east Asian region.

The amounts included in the income statement relating to leases:

SA Rand
Figures in million	2020

Depreciation of right-of-use assets[1]	45
Interest expense on lease liabilities[2]	8
Short-term leases expensed[3,4]	96
Leases of low value assets expensed[3]	19
Variable lease payments expensed[3,5]	690

[1]	Included in depreciation and amortisation.

[2]	Included in finance costs.

[3]	Included in production costs and corporate, administration and other expenditure.

[4]	The amount includes leases that expire within 12 months of adoption as management elected the short-term expedient.

[5]
These payments relate mostly to mining and drilling contracts. Variable lease payments made comprise 81% of the total lease payments made during the period. The majority of the variable lease payments made relate to the contracting of specialists for mining operations at Harmony's open pit mines and are determined on a per tonne or square metre basis.

The total cash outflows for leases are:

SA Rand
Figures in million	2020

Lease payments made for lease liabilities	46
Short-term lease payments	96
Lease payments of low value assets leased	19
Variable lease payments	690

Total cash outflows for leases	850